Cover	Feb. 19, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed to amend Item 3.01 of the Current Report on Form 8-K filed by Bayview Acquisition Corp, a Cayman Islands exempted corporation, with the Securities and Exchange Commission on February 20, 2026 (the “Original Form 8-K”) to include additional information regarding the contents of the Notice (as defined in the Original Form 8-K), which was inadvertently omitted from the Original Form 8-K. Item 3.01 of the Original Form 8-K is hereby restated in its entirety.
Document Period End Date	Feb. 19, 2026
Entity File Number	001-41890
Entity Registrant Name	Bayview Acquisition Corp
Entity Central Index Key	0001969475
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(347)
Local Phone Number	627-0058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	BAYAU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BAYA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder thereof to one-tenth of one ordinary share
Trading Symbol	BAYAR
Security Exchange Name	NASDAQ